Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2024
Combined Balance Sheets
Other assets, noncurrent	$ 852.9	$ 563.0		$ 779.3
Accounts payable	246.7	251.1		256.8
Participations and residuals, current	647.8	524.4		590.4
Participations and residuals, noncurrent	435.1	329.6		$ 442.6
Combined Statements of Operations
Revenues	2,986.4	3,083.8	$ 2,716.3
Interest and other income	19.2	6.4	28.0
Related Party
Combined Balance Sheets
Accounts receivable	8.1	10.8
Investment in films and television programs	2.2	7.9
Other assets, noncurrent	0.0	45.8
Total due from related parties	10.3	64.5
Accounts payable	16.8	16.8
Other accrued liabilities	0.0	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	0.0
Other liabilities	0.0	41.4
Total due to related parties	23.7	74.4
Combined Statements of Operations
Revenues	3.0	4.8	3.0
Direct operating expense	5.0	8.3	6.5
Distribution and marketing expense	0.8	0.4	0.2
Interest and other income	$ 0.0	$ 0.0	$ 3.0